SEGMENT REPORTING (Details 1)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	12.00%		11.00%		12.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage		[1]		[1]	10.00%

[1]	Less than 10%